S000074122 [Member] Expense Example, No Redemption - S000074122 [Member]	Aug. 31, 2025 USD ($)
C000231675 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 694
Expense Example, No Redemption, 3 Years	1,071
Expense Example, No Redemption, 5 Years	1,473
Expense Example, No Redemption, 10 Years	2,591
C000231678 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	101
Expense Example, No Redemption, 3 Years	449
Expense Example, No Redemption, 5 Years	822
Expense Example, No Redemption, 10 Years	$ 1,869